YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this annual report for the Dreyfus Stock Index Fund for the 12-month period ended December 31, 1998. Over this period, your Fund produced a total return of 28.21%.* This compares with a total return of 28.60% ** for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500" ), which the Fund is designed to mirror. The difference is accounted for by transaction costs and other Fund expenses.

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET OVERVIEW

  Volatility was the overriding characteristic of equity markets in the year ended December 31. There was stock market strength during the early part of the year. Small-cap indices started to erode in the spring and were joined by large-cap indices by midsummer. Indices declined sharply until the end of August followed by a rebound and then a renewed decline amidst financial fears until early October. A strong rally followed in the last three months of the year in response to the easing of monetary policy. Over the 12-month period, the total return on the Standard and Poor's 500 Composite Stock Price Index was 28.60%. Returns on mid-cap and small-cap stock indices continued to be weaker, with a negative total return on small-cap indices.

  Three key trends influenced stock market behavior during the year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly nine months of the year, but then began a succession of easing moves. Second, weakness in the economies of emerging countries contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports and then for a broader list of stocks.

  The trigger for the sharp decline in stocks in August appeared to be the Russian default that month. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America sank; those for U.S. corporate profits were put on hold. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns that financial difficulties might spread among emerging countries, who might fail to repay loans. However, in the last three months of the year, these fears began to ebb in response to Federal Reserve easing moves.

  The erosion of expectations for corporate profit growth over the last year contributed to an outperformance by a small group of "supercap" growth stocks for much of the year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these supercap growth stocks. In addition, many of the financial stocks that fall into the value category fell sharply following the Russian default and global margin call concerns, before rebounding strongly after the Federal Reserve acted.

  The year ended December 31, 1998 was characterized by very different performances of the various market sectors. For example, the total return for the year on the Russell 1000 Index with a heavy large-cap representation, was 27.02%, while the Russell 1000 Growth Index returned 38.71% and the Russell 1000 Value Index returned 15.63%. The return on the Russell Midcap Index was 10.09% while the small-cap Russell 2000 Index return was negative 2.55%.**

  Another pattern in 1998 was that high quality assets outperformed medium and low quality assets. Treasury bonds outperformed junk bonds; U.S. and European stocks outperformed emerging market stocks; blue chip stocks, especially major growth stocks, generally rose more than the average stock. In an environment of concern about financial risks, the high-grade assets were the market leaders.

PORTFOLIO FOCUS

  As mentioned above, performance of the S&P 500 benefited from the fact that large capitalization stocks had positive performance for the twelve months under review, outperforming both mid- and small-cap issues.

  Among the best performing groups in the S&P 500 for the year were stocks of communications companies, retail stores (apparel) and retail stores (general). The Dreyfus Stock Index Fund holds all stocks in direct proportion to their
weight    in    the    Index.

               Sincerely,


               [Steven Falci signature]



               Steven Falci

               Portfolio Manager

January 20, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. The Fund's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.


DREYFUS STOCK INDEX FUND                                    DECEMBER 31, 1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS STOCK INDEX FUND
           AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX

                                    Dollars

$44,862

Standard & Poor's 500 Composite Stock Price Index*

$43,213

Dreyfus Stock Index Fund

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
-----------------------------------------------------------------------------


                      One Year Ended                   Five Years Ended             From Inception (9/29/89)
                     December 31, 1998                 December 31, 1998              to December 31, 1998
                   ___________________              ___________________              ____________________

                           28.21%                           23.58%                           17.12%

------------------------

Past performance is not predictive of future performance.

THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS WHICH WILL REDUCE RETURNS.

The above graph compares a $10,000 investment made in Dreyfus Stock Index Fund on 9/29/89 (Inception Date) to a $10,000 investment made in the Standard & Poor' s 500 Composite Stock Price Index on that date. All dividends and capital gain distributions are reinvested.

The Fund's performance shown in the line graph takes into account all applicable fees and expenses of the Fund. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.


DREYFUS STOCK INDEX FUND
--------------------------------------------------------------------------------


STATEMENT OF INVESTMENTS DECEMBER 31, 1998

               Shares         COMMON STOCKS--97.6%                                                                  Value
             _________                                                                                         ________________
                              Basic Industries--2.8%

                77,600        Air Products & Chemicals . . . . . . . . . . . . . . . . . . .            $      3,104,000

                13,400        Armstrong World Industries . . . . . . . . . . . . . . . . . .                     808,188

                39,200        Avery Dennison . . . . . . . . . . . . . . . . . . . . . . . .                   1,766,450

                10,200        Ball . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     466,650

                17,900        Bemis  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     679,081

                18,900  (a)   Boise Cascade  . . . . . . . . . . . . . . . . . . . . . . . .                     585,900

                20,000        Centex . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     901,250

                32,100        Champion International . . . . . . . . . . . . . . . . . . . .                   1,300,050

                77,700        Corning  . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3,496,500

                41,700        Crown Cork & Seal  . . . . . . . . . . . . . . . . . . . . . .                   1,284,881

                44,800        Danaher  . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2,433,200

                75,100        Dow Chemical . . . . . . . . . . . . . . . . . . . . . . . . .                   6,829,406

               379,300        duPont (E.I.)
                                de Nemours & Co. . . . . . . . . . . . . . . . . . . . . . .                  20,126,606

                26,600        Eastman Chemical . . . . . . . . . . . . . . . . . . . . . . .                   1,190,350

                48,400        Engelhard  . . . . . . . . . . . . . . . . . . . . . . . . . .                     943,800

                11,600  (a)   FMC  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     649,600

                26,500        Fluor  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,127,906

                73,900        Fort James . . . . . . . . . . . . . . . . . . . . . . . . . .                   2,956,000

                57,900        Fortune Brands . . . . . . . . . . . . . . . . . . . . . . . .                   1,831,088

                13,700        Foster Wheeler . . . . . . . . . . . . . . . . . . . . . . . .                     180,669

                29,600        Georgia Pacific  . . . . . . . . . . . . . . . . . . . . . . .                   1,733,450

                25,400        Grace (W.R.) & Co. . . . . . . . . . . . . . . . . . . . . . .                     398,463

                19,800        Great Lakes Chemical . . . . . . . . . . . . . . . . . . . . .                     792,000

                33,600        Hercules . . . . . . . . . . . . . . . . . . . . . . . . . . .                     919,800

               103,000        International Paper  . . . . . . . . . . . . . . . . . . . . .                   4,615,688

                13,400        Kaufman & Broad Home . . . . . . . . . . . . . . . . . . . . .                     385,250

                36,800        Louisiana Pacific  . . . . . . . . . . . . . . . . . . . . . .                     673,900

               114,000        Masco  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3,277,500

                34,800        Mead . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,020,075

                40,500        Morton International . . . . . . . . . . . . . . . . . . . . .                     992,250

                22,100        Nalco Chemical . . . . . . . . . . . . . . . . . . . . . . . .                     685,100

               118,300        Occidental Petroleum . . . . . . . . . . . . . . . . . . . . .                   1,996,313

                52,100  (a)   Owens-Illinois . . . . . . . . . . . . . . . . . . . . . . .                     1,595,563

                 9,700        Potlatch . . . . . . . . . . . . . . . . . . . . . . . . . . .                     357,688

                59,300        PPG Industries . . . . . . . . . . . . . . . . . . . . . . . .                   3,454,225

                53,000        Praxair  . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,868,250

                56,500        Rohm & Haas  . . . . . . . . . . . . . . . . . . . . . . . . .                   1,702,063

                27,912  (a)   Sealed Air . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,425,257

                57,900        Sherwin-Williams . . . . . . . . . . . . . . . . . . . . . . .                   1,700,813

                33,700        Sigma-Aldrich  . . . . . . . . . . . . . . . . . . . . . . . .                     989,938

                18,600        Temple-Inland  . . . . . . . . . . . . . . . . . . . . . . . .                   1,103,213

                56,900        Tenneco  . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,938,156

                23,200        Union Camp . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,566,000

                45,300        Union Carbide  . . . . . . . . . . . . . . . . . . . . . . . .                   1,925,250

                34,000        Westvaco . . . . . . . . . . . . . . . . . . . . . . . . . . .                     911,625

                66,700        Weyerhaeuser . . . . . . . . . . . . . . . . . . . . . . . . .                   3,389,194

                37,300        Willamette Industries  . . . . . . . . . . . . . . . . . . . .                   1,249,550
                                                                                                          _______________

                                                                                                               95,328,149
                                                                                                          _______________

                              Capital Goods--26.8%

                73,300        AMP  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      3,816,181

                22,500        Adobe Systems  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,051,875

                48,200  (a)   Advanced Micro Devices . . . . . . . . . . . . . . . . . . . . .                  1,394,788

                 9,500        Aeroquip-Vickers . . . . . . . . . . . . . . . . . . . . . . . . . . .              284,406

                66,032        Allegheny Teledyne . . . . . . . . . . . . . . . . . . . . . . . . . .            1,349,529

               188,100        AlliedSignal . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,335,181

               164,500        America Online . . . . . . . . . . . . . . . . . . . . . . . . . . . .           26,320,000

                28,850  (a)   Andrew . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    476,025

                45,100  (a)   Apple Computer . . . . . . . . . . . . . . . . . . . . . . . . .                  1,846,281

               122,800  (a)   Applied Materials  . . . . . . . . . . . . . . . . . . . . . . .                  5,242,025

                72,300  (a)   Ascend Communications  . . . . . . . . . . . . . . . . . . . . .                  4,753,725

                15,800        Autodesk . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              674,463

               100,900        Automatic Data Processing  . . . . . . . . . . . . . . . . . . . . . .            8,090,919

                69,200  (a)   BMC Software . . . . . . . . . . . . . . . . . . . . . . . . . .                  3,083,725

               338,724        Boeing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,050,871

                 8,100        Briggs & Stratton  . . . . . . . . . . . . . . . . . . . . . . . . . .              403,988

                58,200        Browning-Ferris Industries . . . . . . . . . . . . . . . . . . . . . .            1,655,063

                55,100  (a)   Cabletron Systems  . . . . . . . . . . . . . . . . . . . . . . .                    461,463

                25,000        Case . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              545,313

               122,200        Caterpillar  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,621,200

               287,548  (a)   Cendant  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  5,481,384

                24,300  (a)   Ceridian . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,696,444

               529,125  (a)   Cisco Systems  . . . . . . . . . . . . . . . . . . . . . . . . .                 49,109,414

               569,672        Compaq Computer  . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,890,620

               182,125        Computer Associates
                                  International  . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,763,078

                52,900        Computer Sciences  . . . . . . . . . . . . . . . . . . . . . . . . . .            3,408,744

                65,700        Compuware  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,132,813

                35,800        Cooper Industries  . . . . . . . . . . . . . . . . . . . . . . . . . .            1,707,213

                23,075        Crane  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              696,577

                14,100        Cummins Engine . . . . . . . . . . . . . . . . . . . . . . . . . . . .              500,550

                16,600  (a)   Data General . . . . . . . . . . . . . . . . . . . . . . . . . .                    272,863

                82,100        Deere & Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,719,563

               426,700  (a)   Dell Computer  . . . . . . . . . . . . . . . . . . . . . . . . .                 31,229,106

                27,100        Deluxe . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              990,844

                74,800        Dover  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,739,550

                57,300        Dun & Bradstreet . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,808,531

                15,400        EG&G . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              428,313

               167,400  (a)   EMC  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 14,229,000

                23,900        Eaton  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,689,431

               165,000        Electronic Data Systems  . . . . . . . . . . . . . . . . . . . . . . .            8,291,250

               147,600        Emerson Electric . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,234,225

                49,600        Equifax  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,695,700

               149,700        First Data . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,743,619

                52,200  (a)   Gateway 2000 . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,671,988

                42,400        General Dynamics . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,485,700

             1,098,100        General Electric . . . . . . . . . . . . . . . . . . . . . . . . . . .          112,074,831

                59,850        Genuine Parts  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,001,234




DREYFUS STOCK INDEX FUND
--------------------------------------------------------------------------------

                         STATEMENT OF INVESTMENTS (CONTINUED) DECEMBER 31, 1998

              Shares          COMMON STOCKS (continued)                                                            Value
             _________                                                                                         ________________

                              Capital Goods (continued)

                24,800        Goodrich (B.F.)  . . . . . . . . . . . . . . . . . . . . . . .                    $      889,700

                32,700        Grainger (W.W.)  . . . . . . . . . . . . . . . . . . . . . . .                         1,361,138

                16,000        Harnischfeger Industries . . . . . . . . . . . . . . . . . . .                           163,000

                26,800        Harris . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           981,550

               155,800        HBO & Co.  . . . . . . . . . . . . . . . . . . . . . . . . . .                         4,469,513

               348,400        Hewlett-Packard  . . . . . . . . . . . . . . . . . . . . . . .                        23,800,075

                42,300        Honeywell  . . . . . . . . . . . . . . . . . . . . . . . . . .                         3,185,719

                45,400        Ikon Office Solutions  . . . . . . . . . . . . . . . . . . . .                           388,738

                83,800        Illinois Tool Works  . . . . . . . . . . . . . . . . . . . . .                         4,860,400

                55,700        IMS Health . . . . . . . . . . . . . . . . . . . . . . . . . .                         4,201,869

                55,350        Ingersoll-Rand . . . . . . . . . . . . . . . . . . . . . . . .                         2,597,991

               560,000        Intel  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        66,395,000

               312,700        International Business Machines                                                       57,771,325

                45,600        Interpublic Group Cos. . . . . . . . . . . . . . . . . . . . .                         3,636,600

                33,300        ITT Industries . . . . . . . . . . . . . . . . . . . . . . . .                         1,323,675

                29,100  (a)   KLA-Tencor . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,262,213

                65,600        Lockheed Martin  . . . . . . . . . . . . . . . . . . . . . . .                         5,559,600

                47,200  (a)   LSI Logic  . . . . . . . . . . . . . . . . . . . . . . . . . .                           761,100

               440,696        Lucent Technologies  . . . . . . . . . . . . . . . . . . . . .                        48,476,560

                19,800        McDermott International  . . . . . . . . . . . . . . . . . . .                           488,813

                71,400  (a)   Micron Technology  . . . . . . . . . . . . . . . . . . . . . .                         3,610,163

               835,600  (a)   Microsoft  . . . . . . . . . . . . . . . . . . . . . . . . . .                       115,887,223

                13,100        Milacron . . . . . . . . . . . . . . . . . . . . . . . . . . .                           252,175

                14,700        Millipore  . . . . . . . . . . . . . . . . . . . . . . . . . .                           418,031

               135,400        Minnesota Mining

                                & Manufacturing  . . . . . . . . . . . . . . . . . . . . . .                         9,630,325

               200,500        Motorola . . . . . . . . . . . . . . . . . . . . . . . . . . .                        12,243,031

                55,000  (a)   National Semiconductor . . . . . . . . . . . . . . . . . . . .                           742,500

               218,520        Northern Telecommunications  . . . . . . . . . . . . . . . . .                        10,953,315

                23,100        Northrop Grumman . . . . . . . . . . . . . . . . . . . . . . .                         1,689,188

               118,500  (a)   Novell . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         2,147,813

                56,900        Omnicom Group  . . . . . . . . . . . . . . . . . . . . . . . .                         3,300,200

               326,250  (a)   Oracle . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        14,069,531

                18,100        Owens-Corning  . . . . . . . . . . . . . . . . . . . . . . . .                           641,419

                41,601        Pall . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,053,025

                91,200  (a)   Parametric Technology  . . . . . . . . . . . . . . . . . . . .                         1,493,400

                37,050        Parker-Hannifin  . . . . . . . . . . . . . . . . . . . . . . .                         1,213,388

                54,700        Paychex  . . . . . . . . . . . . . . . . . . . . . . . . . . .                         2,813,631

                77,200  (a)   PeopleSoft . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,461,975

                16,500        Perkin-Elmer . . . . . . . . . . . . . . . . . . . . . . . . .                         1,609,781

                92,000        Pitney Bowes . . . . . . . . . . . . . . . . . . . . . . . . .                         6,077,750

                24,900        Raychem  . . . . . . . . . . . . . . . . . . . . . . . . . . .                           804,581

               113,600        Raytheon, Cl. B  . . . . . . . . . . . . . . . . . . . . . . .                         6,049,200

                64,100        Rockwell International . . . . . . . . . . . . . . . . . . . .                         3,112,856

                24,500        Ryder System . . . . . . . . . . . . . . . . . . . . . . . . .                           637,000

                25,600        Scientific-Atlanta . . . . . . . . . . . . . . . . . . . . . .                           584,000

                81,500  (a)   Seagate Technology . . . . . . . . . . . . . . . . . . . . . .                         2,465,375

                86,200        Service Corp. International  . . . . . . . . . . . . . . . . .                         3,280,988

                 8,900        Shared Medical Systems . . . . . . . . . . . . . . . . . . . .                           443,888

                63,300  (a)   Silicon Graphics . . . . . . . . . . . . . . . . . . . . . . .                           814,988

                19,850        Snap-On  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $       691,028

                40,000        Solectron  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,717,500

                29,800        Stanley Works  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   826,950

               127,000  (a)   Sun Microsystems . . . . . . . . . . . . . . . . . . . . . . . .                      10,874,375

               120,300  (a)   3COM . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       5,390,944

                15,900        Tektronix  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   477,994

                64,900  (a)   Tellabs  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       4,449,706

               130,800        Texas Instruments  . . . . . . . . . . . . . . . . . . . . . . . . . .                11,191,575

                54,900        Textron  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 4,168,969

                55,700  (a)   Thermo Electron  . . . . . . . . . . . . . . . . . . . . . . . .                         943,419

                19,000        Thomas & Betts . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   822,938

                20,900        Timken . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   394,488

               215,930        Tyco International . . . . . . . . . . . . . . . . . . . . . . . . . .                 16,289,219

                85,200  (a)   Unisys . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        2,934,075

                76,400        United Technologies  . . . . . . . . . . . . . . . . . . . . . . . . .                  8,308,500

               191,672        Waste Management . . . . . . . . . . . . . . . . . . . . . . . . . . .                  8,936,707

               110,100        Xerox  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 12,991,800
                                                                                                                 _______________

                                                                                                                    920,635,112
                                                                                                                 _______________

                               Consumer Cyclical--13.2%

               82,400          Albertson's  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5,247,850

               23,700          American Greetings, Cl. A  . . . . . . . . . . . . . . . . . . . . . .                   973,181

               92,000          American Stores  . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,398,250

               51,200  (a)     AutoZone . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       1,686,400

               28,000          Black & Decker . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,569,750

               33,200          Brunswick  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   821,700

              239,900          CBS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 7,856,725

              130,500          CVS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 7,177,500

              199,300          Carnival, Cl. A  . . . . . . . . . . . . . . . . . . . . . . . . . . .                 9,566,400

               33,500          Circuit City Stores  . . . . . . . . . . . . . . . . . . . . . . . . .                 1,672,906

               84,600  (a)     Clear Channel Communications . . . . . . . . . . . . .                                 4,610,700

              123,700          Comcast, Cl. A . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 7,259,644

               36,600  (a)     Consolidated Stores  . . . . . . . . . . . . . . . . . . . . . .                         738,863

               26,000          Cooper Tire and Rubber . . . . . . . . . . . . . . . . . . . . . . . .                   531,375

               72,600  (a)     Costco Cos.  . . . . . . . . . . . . . . . . . . . . . . . . . .                       5,240,813

               55,306          Dana . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,260,633

               46,600          Darden Restaurants . . . . . . . . . . . . . . . . . . . . . . . . . .                   838,800

              147,200          Dayton Hudson  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 7,985,600

               37,200          Dillard's, Cl. A . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,055,550

              686,600          Disney (Walt)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                20,598,000

               61,900          Dollar General . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,462,388

               46,600          Donnelley (R.R.) & Sons  . . . . . . . . . . . . . . . . . . . . . . .                 2,041,663

               31,400          Dow Jones & Co . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,511,125

               70,700  (a)     Federated Department Stores  . . . . . . . . . . . . . . . . . .                       3,079,869

               11,500          Fleetwood Enterprises  . . . . . . . . . . . . . . . . . . . . . . . .                   399,625

              406,100          Ford Motor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                23,832,994

               24,200  (a)     Fruit of the Loom, Cl. A . . . . . . . . . . . . . . . . . . . .                         334,263

               95,400          Gannett  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,314,288

              197,500          Gap  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                11,109,375

               57,000  (a)     General Instrument . . . . . . . . . . . . . . . . . . . . . . .                       1,934,438

DREYFUS STOCK INDEX FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED) DECEMBER 31, 1998

              Shares          COMMON STOCKS (continued)                                                            Value
             _________                                                                                         ________________

                              Consumer Cyclical (continued)

               219,300        General Motors . . . . . . . . . . . . . . . . . . . . . . . .                    $   15,693,656

                52,600        Goodyear Tire & Rubber . . . . . . . . . . . . . . . . . . . .                         2,653,013

                12,800        Great Atlantic & Pacific . . . . . . . . . . . . . . . . . . .                           379,200

                23,800        Harcourt General . . . . . . . . . . . . . . . . . . . . . . .                         1,265,863

                33,900  (a)   Harrah's Entertainment . . . . . . . . . . . . . . . . . . . .                           531,806

                44,050        Hasbro . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,591,306

                87,300        Hilton Hotels  . . . . . . . . . . . . . . . . . . . . . . . .                         1,669,613

               524,400        Home Depot . . . . . . . . . . . . . . . . . . . . . . . . . .                        32,086,725

                28,400        Johnson Controls . . . . . . . . . . . . . . . . . . . . . . .                         1,675,600

                12,300        Jostens  . . . . . . . . . . . . . . . . . . . . . . . . . . .                           322,106

               165,000  (a)   K mart . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         2,526,563

                24,500  (a)   King World Productions . . . . . . . . . . . . . . . . . . . .                           721,219

                26,400        Knight-Ridder  . . . . . . . . . . . . . . . . . . . . . . . .                         1,349,700

                52,900  (a)   Kohl's . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         3,250,044

                86,000  (a)   Kroger . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         5,203,000

                76,400        Limited  . . . . . . . . . . . . . . . . . . . . . . . . . . .                         2,225,150

                22,100        Liz Claiborne  . . . . . . . . . . . . . . . . . . . . . . . .                           697,531

                13,000        Longs Drug Stores  . . . . . . . . . . . . . . . . . . . . . .                           487,500

               117,900        Lowes  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         6,035,006

                83,800        Marriott International, Cl. A  . . . . . . . . . . . . . . . .                         2,430,200

                98,100        Mattel . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         2,237,906

                77,400        May Department Stores  . . . . . . . . . . . . . . . . . . . .                         4,673,025

                30,700        Maytag . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,911,075

               227,600        McDonald's . . . . . . . . . . . . . . . . . . . . . . . . . .                        17,439,850

                33,300        McGraw-Hill Cos. . . . . . . . . . . . . . . . . . . . . . . .                         3,392,438

               204,200  (a)   MediaOne Group . . . . . . . . . . . . . . . . . . . . . . . .                         9,597,400

                17,700        Meredith . . . . . . . . . . . . . . . . . . . . . . . . . . .                           670,388

                51,600  (a)   Meyer (Fred) . . . . . . . . . . . . . . . . . . . . . . . . .                         3,108,900

                60,200  (a)   Mirage Resorts . . . . . . . . . . . . . . . . . . . . . . . .                           899,238

                29,600        Moore  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           325,600

                22,500  (a)   Navistar International . . . . . . . . . . . . . . . . . . . .                           641,250

                63,500        New York Times, Cl. A  . . . . . . . . . . . . . . . . . . . .                         2,202,656

                96,400        NIKE, Cl. B  . . . . . . . . . . . . . . . . . . . . . . . . .                         3,910,225

                49,900        Nordstrom  . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,730,906

                26,200        PACCAR . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,077,475

                84,800        Penney (J.C.)  . . . . . . . . . . . . . . . . . . . . . . . .                         3,975,000

                21,400        Pep Boys-Manny, Moe & Jack . . . . . . . . . . . . . . . . . .                           335,713

                18,900  (a)   Reebok International . . . . . . . . . . . . . . . . . . . . .                           281,138

                86,600        Rite Aid . . . . . . . . . . . . . . . . . . . . . . . . . . .                         4,292,113

                12,100        Russell  . . . . . . . . . . . . . . . . . . . . . . . . . . .                           245,781

               162,900        Safeway  . . . . . . . . . . . . . . . . . . . . . . . . . . .                         9,926,719

               132,100        Seagram  . . . . . . . . . . . . . . . . . . . . . . . . . . .                         5,019,800

               131,500        Sears, Roebuck & Co. . . . . . . . . . . . . . . . . . . . . .                         5,588,750

                 6,200        Springs Industries . . . . . . . . . . . . . . . . . . . . . .                           256,913

               105,900  (a)   Staples  . . . . . . . . . . . . . . . . . . . . . . . . . . .                         4,626,506

                40,500        Supervalu  . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,134,000

               113,100        Sysco  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         3,103,181

               106,300        TJX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         3,082,700

                40,900        TRW  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         2,298,069

                33,600        Tandy  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,383,900

               180,300  (a)   Tele-Communications, Cl. A,
                                  TCI Group  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $      9,972,844

               411,200        Time Warner  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 25,520,100

                26,700        Times Mirror, Cl. A  . . . . . . . . . . . . . . . . . . . . . . . . .                  1,495,200

                87,600  (a)   Toys R Us  . . . . . . . . . . . . . . . . . . . . . . . . . . .                        1,478,250

                40,900        Tribune  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,699,400

                51,160  (a)   Tricon Global Restaurants  . . . . . . . . . . . . . . . . . . .                        2,564,395

                40,700        V.F  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,907,813

               117,601  (a)   Viacom, Cl. B  . . . . . . . . . . . . . . . . . . . . . . . . .                        8,702,474

               754,900        Wal-Mart Stores  . . . . . . . . . . . . . . . . . . . . . . . . . . .                 61,477,169

               166,700        Walgreen . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  9,762,369

                42,600        Wendy's International  . . . . . . . . . . . . . . . . . . . . . . . .                    929,213

                25,500        Whirlpool  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,412,063

                49,800        Winn-Dixie Stores  . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,234,775

                                                                                                                _______________

                                                                                                                    455,430,149

                                                                                                                _______________

                              Consumer Staples--9.4%

                18,500        Alberto-Culver, Cl. B  . . . . . . . . . . . . . . . . . . . . . . . .                    493,719

               161,600        Anheuser-Busch . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 10,605,000

               200,758        Archer Daniels Midland . . . . . . . . . . . . . . . . . . . . . . . .                  3,450,528

                88,300        Avon Products  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  3,907,275

                96,300        Bestfoods  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  5,127,975

                23,000        Brown-Forman, Cl. B  . . . . . . . . . . . . . . . . . . . . . . . . .                  1,740,813

               150,500        Campbell Soup  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  8,277,500

                34,800        Clorox . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  4,065,075

               826,300        Coca-Cola  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 55,258,813

               135,600        Coca-Cola Enterprises  . . . . . . . . . . . . . . . . . . . . . . . .                  4,847,700

                99,100        Colgate-Palmolive  . . . . . . . . . . . . . . . . . . . . . . . . . .                  9,203,913

               163,500        ConAgra  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  5,150,250

                12,200        Coors (Adolph), Cl. B  . . . . . . . . . . . . . . . . . . . . . . . .                    688,538

               108,200        Eastman Kodak  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  7,790,400

                43,400        Ecolab . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,570,538

                51,900        General Mills  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  4,035,225

               373,700        Gillette . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 18,054,381

               121,300        Heinz (H.J.) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  6,868,613

                48,000        Hershey Foods  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,985,000

                35,900        International Flavors &
                                   Fragrances . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,586,331

               136,400        Kellogg  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  4,654,650

               183,500        Kimberly-Clark . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 10,000,750

                 2,733        NACCO Industries, Cl. A  . . . . . . . . . . . . . . . . . . . . . . .                    251,436

                13,900        National Service Industries  . . . . . . . . . . . . . . . . . . . . .                    528,200

                54,500        Newell . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,248,125

               493,600        PepsiCo  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 20,206,750

               815,100        Philip Morris  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 43,607,850

                81,000        Pioneer Hi-Bred International  . . . . . . . . . . . . . . . . . . . .                  2,187,000

                14,800        Polaroid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    276,575

               445,900        Procter & Gamble . . . . . . . . . . . . . . . . . . . . . . . . . . .                 40,716,244

                45,700        Quaker Oats  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,719,150

               104,600        Ralston Purina Group . . . . . . . . . . . . . . . . . . . . . . . . .                  3,386,425

DREYFUS STOCK INDEX FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED) DECEMBER 31, 1998

              Shares          COMMON STOCKS (continued)                                                            Value
             _________                                                                                         ________________

                              Consumer Staples (continued)

               108,900        RJR Nabisco Holdings . . . . . . . . . . . . . . . . . . . . .                 $       3,232,969

                50,300        Rubbermaid . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,581,306

               309,400        Sara Lee . . . . . . . . . . . . . . . . . . . . . . . . . . .                         8,721,213

                19,300        Tupperware . . . . . . . . . . . . . . . . . . . . . . . . . .                           317,244

               214,500        Unilever . . . . . . . . . . . . . . . . . . . . . . . . . . .                        17,790,094

                62,300        UST  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         2,172,713

                38,900        Wrigley, (Wm) Jr . . . . . . . . . . . . . . . . . . . . . . .                         3,483,981

                                                                                                               _______________

                                                                                                                   323,790,262

                                                                                                               _______________

                              Energy--6.0%

                30,500        Amerada Hess . . . . . . . . . . . . . . . . . . . . . . . . .                         1,517,375

                40,200        Anadarko Petroleum . . . . . . . . . . . . . . . . . . . . . .                         1,241,175

                33,000        Apache . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           835,313

                25,600        Ashland  . . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,238,400

               107,600        Atlantic Richfield . . . . . . . . . . . . . . . . . . . . . .                         7,020,900

               106,520        Baker Hughes . . . . . . . . . . . . . . . . . . . . . . . . .                         1,884,073

                59,490        Burlington Resources . . . . . . . . . . . . . . . . . . . . .                         2,130,486

               219,300        Chevron  . . . . . . . . . . . . . . . . . . . . . . . . . . .                        18,188,194

                71,200        Coastal  . . . . . . . . . . . . . . . . . . . . . . . . . . .                         2,487,550

                27,950        Columbia Energy Group  . . . . . . . . . . . . . . . . . . . .                         1,614,113

                32,100        Consolidated Natural Gas . . . . . . . . . . . . . . . . . . .                         1,733,400

                 7,500        Eastern Enterprises  . . . . . . . . . . . . . . . . . . . . .                           328,125

               110,400        Enron  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         6,299,700

               817,200        Exxon  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        59,757,750

               147,100        Halliburton  . . . . . . . . . . . . . . . . . . . . . . . . .                         4,357,838

                16,840        Helmerich & Payne  . . . . . . . . . . . . . . . . . . . . . .                           326,275

                16,000        Kerr-McGee . . . . . . . . . . . . . . . . . . . . . . . . . .                           612,000

               262,000        Mobil  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        22,826,750

                16,000        Nicor  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           676,000

                10,600        ONEOK  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           382,925

                35,600  (a)   Oryx Energy  . . . . . . . . . . . . . . . . . . . . . . . . .                           478,375

                11,900        Peoples Energy . . . . . . . . . . . . . . . . . . . . . . . .                           474,513

                86,600        Phillips Petroleum . . . . . . . . . . . . . . . . . . . . . .                         3,691,325

                28,500  (a)   Rowan Cos. . . . . . . . . . . . . . . . . . . . . . . . . . .                           285,000

               718,700        Royal Dutch Petroleum, A.D.R.  . . . . . . . . . . . . . . . .                        34,407,763

               182,400        Schlumberger . . . . . . . . . . . . . . . . . . . . . . . . .                         8,413,200

                80,691        Sempra Energy  . . . . . . . . . . . . . . . . . . . . . . . .                         2,047,534

                36,900        Sonat  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           998,606

                31,300        Sunoco . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,128,756

               179,600        Texaco . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         9,496,350

                84,144        Union Pacific Resources Group  . . . . . . . . . . . . . . . .                           762,555

                80,900        Unocal . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         2,361,269

               105,200        USX-Marathon Group . . . . . . . . . . . . . . . . . . . . . .                         3,169,150

               142,400        Williams Cos.  . . . . . . . . . . . . . . . . . . . . . . . .                         4,441,100
                                                                                                               _______________

                                                                                                                   207,613,838
                                                                                                               _______________

                              Health Care--12.0%

                29,000  (a)   ALZA . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,515,250

               510,500        Abbott Laboratories  . . . . . . . . . . . . . . . . . . . . .                        25,014,500

                21,900        Allergan . . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,418,025

               441,000        American Home Products . . . . . . . . . . . . . . . . . . . .                        24,833,813

                85,100  (a)   Amgen  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         8,898,269

                18,800        Bard (C.R.)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $         930,600

                18,700        Bausch & Lomb  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,122,000

                95,700        Baxter International . . . . . . . . . . . . . . . . . . . . . . . . .                 6,154,706

                82,900        Becton, Dickinson & Co.  . . . . . . . . . . . . . . . . . . . . . . .                 3,538,794

                37,600        Biomet . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,513,400

               131,200  (a)   Boston Scientific  . . . . . . . . . . . . . . . . . . . . . . .                       3,517,800

               333,400        Bristol-Myers Squibb . . . . . . . . . . . . . . . . . . . . . . . . .                44,613,088

                67,050        Cardinal Health  . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5,087,419

               216,250        Columbia/HCA Healthcare  . . . . . . . . . . . . . . . . . . . . . . .                 5,352,188

                50,500        Guidant  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5,567,625

                36,400  (a)   HCR Manor Care . . . . . . . . . . . . . . . . . . . . . . . . .                       1,069,250

               141,600  (a)   HEALTHSOUTH  . . . . . . . . . . . . . . . . . . . . . . . . . .                       2,185,950

                56,000  (a    Humana . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         997,500

               450,700        Johnson & Johnson  . . . . . . . . . . . . . . . . . . . . . . . . . .                37,802,463

               369,100        Lilly (Eli)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                32,803,763

                24,500        Mallinckrodt Group . . . . . . . . . . . . . . . . . . . . . . . . . .                   754,906

               164,300        Medtronic  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12,199,275

               399,100        Merck & Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                58,942,081

               209,944        Monsanto . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 9,972,340

               435,900        Pfizer . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                54,678,206

               170,300        Pharmacia & Upjohn . . . . . . . . . . . . . . . . . . . . . . . . . .                 9,643,238

               492,000        Schering-Plough  . . . . . . . . . . . . . . . . . . . . . . . . . . .                27,183,000

                28,200  (a)   St. Jude Medical . . . . . . . . . . . . . . . . . . . . . . . .                         780,788

               103,300        Tenet Healthcare . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,711,625

                65,500        United Healthcare  . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,820,594

               275,100        Warner-Lambert . . . . . . . . . . . . . . . . . . . . . . . . . . . .                20,684,081
                                                                                                                _______________

                                                                                                                   414,306,537
                                                                                                                _______________

                              Interest Sensitive--15.4%

                48,399        Aetna  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,805,371

               277,700        Allstate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                10,726,163

               153,000        American Express . . . . . . . . . . . . . . . . . . . . . . . . . . .                15,644,250

                84,815        American General . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,615,570

               351,900        American International Group . . . . . . . . . . . . . . . . . . . . .                34,002,338

                56,550        Aon  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,131,456

               242,238        Associates First Capital, Cl. A  . . . . . . . . . . . . . . . . . . .                10,264,835

                95,900        BB&T . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,865,969

                98,600        BANKBOSTON . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,839,238

               392,410        Banc One . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                20,037,436

               254,900        Bank of New York . . . . . . . . . . . . . . . . . . . . . . . . . . .                10,259,725

               582,346        BankAmerica  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                35,013,553

                32,200        Bankers Trust  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,751,088

                38,100        Bear Stearns Cos.  . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,423,988

                71,100        CIGNA  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5,496,919

                22,100        Capital One Financial  . . . . . . . . . . . . . . . . . . . . . . . .                 2,541,500

               284,400        Chase Manhattan  . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,356,975

                55,500        Chubb  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,600,563

                56,000        Cincinnati Financial . . . . . . . . . . . . . . . . . . . . . . . . .                 2,051,000

               762,574        Citigroup  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                37,747,413

                52,100        Comerica . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,552,569

               104,701        Conseco  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,199,924

                37,200        Countrywide Credit Industries  . . . . . . . . . . . . . . . . . . . .                 1,866,975

DREYFUS STOCK INDEX FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED) DECEMBER 31, 1998

              Shares          COMMON STOCKS (continued)                                                            Value
             _________                                                                                         ________________

                              Interest Sensitive (continued)

               347,500        Federal National Mortgage
                                Association  . . . . . . . . . . . . . . . . . . . . . . . .                     $   25,715,000

                89,825        Fifth Third Bancorp  . . . . . . . . . . . . . . . . . . . . .                          6,405,645

                82,800        Firstar  . . . . . . . . . . . . . . . . . . . . . . . . . . .                          7,721,100

               331,990        First Union  . . . . . . . . . . . . . . . . . . . . . . . . .                         20,189,142

               190,300        Fleet Financial Group  . . . . . . . . . . . . . . . . . . . .                          8,504,031

                84,800        Franklin Resources . . . . . . . . . . . . . . . . . . . . . .                          2,713,600

               227,400        Federal Home Loan Mortgage . . . . . . . . . . . . . . . . . .                         14,653,088

                19,300        Golden West Financial  . . . . . . . . . . . . . . . . . . . .                          1,769,569

                33,700        H&R Block  . . . . . . . . . . . . . . . . . . . . . . . . . .                          1,516,500

                78,200        Hartford Financial Services
                                Group  . . . . . . . . . . . . . . . . . . . . . . . . . . .                          4,291,225

               165,025        Household International  . . . . . . . . . . . . . . . . . . .                          6,539,116

                70,950        Huntington Bancshares  . . . . . . . . . . . . . . . . . . . .                          2,132,934

                35,550        Jefferson Pilot  . . . . . . . . . . . . . . . . . . . . . . .                          2,666,250

               152,500        Keycorp  . . . . . . . . . . . . . . . . . . . . . . . . . . .                          4,880,000

                39,600        Lehman Brothers Holdings . . . . . . . . . . . . . . . . . . .                          1,744,875

                33,700        Lincoln National . . . . . . . . . . . . . . . . . . . . . . .                          2,757,081

                38,400        Loews  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          3,772,800

                33,300        MBIA . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          2,183,231

               251,987        MBNA . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          6,283,926

                85,650        Marsh & McLennan . . . . . . . . . . . . . . . . . . . . . . .                          5,005,172

                87,400        Mellon Bank  . . . . . . . . . . . . . . . . . . . . . . . . .                          6,008,750

                50,900        Mercantile Bancorp . . . . . . . . . . . . . . . . . . . . . .                          2,347,763

               118,900        Merrill Lynch & Co.  . . . . . . . . . . . . . . . . . . . . .                          7,936,575

                38,000        MGIC Investment  . . . . . . . . . . . . . . . . . . . . . . .                          1,512,875

                59,200        Morgan (J.P.)  . . . . . . . . . . . . . . . . . . . . . . . .                          6,219,700

               194,967        Morgan Stanley, Dean Witter,
                                Discover and Co. . . . . . . . . . . . . . . . . . . . . . .                         13,842,657

               110,500        National City  . . . . . . . . . . . . . . . . . . . . . . . .                          8,011,250

                37,300        Northern Trust . . . . . . . . . . . . . . . . . . . . . . . .                          3,256,756

               101,100        PNC Bank . . . . . . . . . . . . . . . . . . . . . . . . . . .                          5,472,038

                24,400        Progressive  . . . . . . . . . . . . . . . . . . . . . . . . .                          4,132,750

                45,300        Provident Cos. . . . . . . . . . . . . . . . . . . . . . . . .                          1,879,950

                47,700        Providian Financial  . . . . . . . . . . . . . . . . . . . . .                          3,577,500

                14,500        Pulte  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            403,281

                71,800        Regions Financial  . . . . . . . . . . . . . . . . . . . . . .                          2,894,438

                36,200        Republic New York  . . . . . . . . . . . . . . . . . . . . . .                          1,649,363

                47,300        Safeco . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          2,030,944

               134,175        Schwab (Charles) . . . . . . . . . . . . . . . . . . . . . . .                          7,538,958

                56,100        SLM Holding  . . . . . . . . . . . . . . . . . . . . . . . . .                          2,692,800

                79,090        St. Paul Companies . . . . . . . . . . . . . . . . . . . . . .                          2,748,378

                54,100        State Street . . . . . . . . . . . . . . . . . . . . . . . . .                          3,763,331

                58,300        Summit Bancorp . . . . . . . . . . . . . . . . . . . . . . . .                          2,546,981

                72,000        SunAmerica . . . . . . . . . . . . . . . . . . . . . . . . . .                          5,841,000

                70,000        SunTrust Banks . . . . . . . . . . . . . . . . . . . . . . . .                          5,355,000

                88,300        Synovus Financial  . . . . . . . . . . . . . . . . . . . . . .                          2,152,313

                47,000        Torchmark  . . . . . . . . . . . . . . . . . . . . . . . . . .                          1,659,688

                21,000        Transamerica . . . . . . . . . . . . . . . . . . . . . . . . .                          2,425,500

                46,300        UNUM . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          2,702,763

                45,800        Union Planters . . . . . . . . . . . . . . . . . . . . . . . .                          2,075,313

                              Interest Sensitive (continued)

               245,315        U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $      8,708,683

                69,200        Wachovia . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    6,050,675

               198,709        Washington Mutual  . . . . . . . . . . . . . . . . . . . . . . . .                      7,588,200

               542,000        Wells Fargo  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 21,646,125
                                                                                                                 _______________

                                                                                                                    528,911,401
                                                                                                                _______________

                        Mining and Metals--.6%

                13,300        ASARCO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    200,331

                76,300        Alcan Aluminium  . . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,064,869

                62,600        Aluminum Co. of America  . . . . . . . . . . . . . . . . . . . . . . .                  4,667,613

               125,000        Barrick Gold . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,437,500

                77,000        Battle Mountain Gold . . . . . . . . . . . . . . . . . . . . . . . . .                    317,625

                43,400  (a)   Bethlehem Steel  . . . . . . . . . . . . . . . . . . . . . . . .                          363,475

                31,400        Cyprus Amax Minerals . . . . . . . . . . . . . . . . . . . . . . . . .                    314,000

                57,100        Freeport-McMoRan Copper,
                                    Cl. B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                595,981

                80,100        Homestake Mining . . . . . . . . . . . . . . . . . . . . . . . . . . .                    735,919

                55,700        Inco . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    588,331

                56,019        Newmont Mining . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,011,843

                29,500        Nucor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,275,875

                19,700        Phelps Dodge . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,002,238

                83,800        Placer Dome  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    963,700

                22,500        Reynolds Metals  . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,185,469

                29,500        USX-U.S. Steel . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    678,500

                32,400        Worthington Industries . . . . . . . . . . . . . . . . . . . . . . . .                    405,000

                                                                                                                 _______________

                                                                                                                     18,808,269

                                                                                                                 _______________

                               Transportation--.9%

                61,100  (a)    AMR  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       3,627,813

               158,500         Burlington Northern Santa Fe . . . . . . . . . . . . . . . . . . . . .                 5,349,375

                73,300         CSX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,041,950

                47,600         Delta Air Lines  . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,475,200

                49,420  (a)    FDX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       4,398,380

               110,500         Laidlaw  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,111,906

               127,000         Norfolk Southern . . . . . . . . . . . . . . . . . . . . . . . . . . .                 4,024,313

               112,500         Southwest Airlines . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,524,219

                82,900         Union Pacific  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,735,681

                28,300  (a)    USAir Group  . . . . . . . . . . . . . . . . . . . . . . . . . .                       1,471,600

                                                                                                                 _______________

                                                                                                                     31,760,437

                                                                                                                 _______________

                               Utilities--10.5%

               605,400         AT&T . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                45,556,350

                58,900  (a)    AES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       2,790,388

                91,900         ALLTEL . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5,496,769

               192,300  (a)    Airtouch Communications  . . . . . . . . . . . . . . . . . . . .                      13,869,638

                46,000         Ameren . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,963,625

                64,000         American Electric Power  . . . . . . . . . . . . . . . . . . . . . . .                 3,012,000

               369,500         Ameritech  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                23,417,063

                49,800         Baltimore Gas & Electric . . . . . . . . . . . . . . . . . . . . . . .                 1,537,575

               520,660         Bell Atlantic  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                27,594,980

               659,400         BellSouth  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                32,887,575

                50,700         Carolina Power & Light . . . . . . . . . . . . . . . . . . . . . . . .                 2,386,069

                71,200         Central & Southwest  . . . . . . . . . . . . . . . . . . . . . . . . .                 1,953,550

DREYFUS STOCK INDEX FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED) DECEMBER 31, 1998

              Shares          COMMON STOCKS (continued)                                                            Value
             _________                                                                                         ________________

                              Utilities (continued)

                53,100        CINergy  . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $      1,825,313

                78,400        Consolidated Edison  . . . . . . . . . . . . . . . . . . . . .                          4,145,400

                65,900        Dominion Resources . . . . . . . . . . . . . . . . . . . . . .                          3,080,825

                48,600        DTE Energy . . . . . . . . . . . . . . . . . . . . . . . . . .                          2,083,725

               121,009        Duke Energy  . . . . . . . . . . . . . . . . . . . . . . . . .                          7,752,139

               118,500        Edison International . . . . . . . . . . . . . . . . . . . . .                          3,303,188

                82,600        Entergy  . . . . . . . . . . . . . . . . . . . . . . . . . . .                          2,570,925

                79,500        FirstEnergy  . . . . . . . . . . . . . . . . . . . . . . . . .                          2,588,719

                60,700        FPL Group  . . . . . . . . . . . . . . . . . . . . . . . . . .                          3,740,638

                57,500        Frontier . . . . . . . . . . . . . . . . . . . . . . . . . . .                          1,955,000

                42,900        GPU  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          1,895,644

               323,100        GTE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         21,789,056

                99,239        Houston Industries . . . . . . . . . . . . . . . . . . . . . .                          3,188,053

               614,336        MCI WorldCom . . . . . . . . . . . . . . . . . . . . . . . . .                         44,078,608

                95,800  (a)   NEXTEL Communications,
                                Cl. A  . . . . . . . . . . . . . . . . . . . . . . . . . . .                          2,263,275

                37,400        New Century Energies . . . . . . . . . . . . . . . . . . . . .                          1,823,250

                62,800  (a)   Niagara Mohawk Power . . . . . . . . . . . . . . . . . . . . .                          1,012,650

                50,700        Northern States Power  . . . . . . . . . . . . . . . . . . . .                          1,406,925

               128,000        PG&E . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          4,032,000

                50,700        PP&L Resources . . . . . . . . . . . . . . . . . . . . . . . .                          1,413,263

                99,600        PacifiCorp . . . . . . . . . . . . . . . . . . . . . . . . . .                          2,097,825

                74,700        PECO Energy  . . . . . . . . . . . . . . . . . . . . . . . . .                          3,109,388

                77,700        Public Service Enterprise
                                Group  . . . . . . . . . . . . . . . . . . . . . . . . . . .                          3,108,000

               655,978        SBC Communications . . . . . . . . . . . . . . . . . . . . . .                         35,176,820

               233,900        Southern . . . . . . . . . . . . . . . . . . . . . . . . . . .                          6,797,719

               144,100        Sprint (FON Group) . . . . . . . . . . . . . . . . . . . . . .                         12,122,413

               140,800        Sprint (PCS Group) . . . . . . . . . . . . . . . . . . . . . .                          3,256,000

                              Utilities (continued)

                93,630        Texas Utilities  . . . . . . . . . . . . . . . . . . . . . . . . . . .          $       4,371,351

                72,700        UniCom . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,803,494

               168,066        U S West . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 10,861,265
                                                                                                                 _______________

                                                                                                                    362,118,453
                                                                                                                 _______________

                              TOTAL COMMON STOCKS

                                  (cost $2,352,051,485)  . . . . . . . . . . . . . . . . . . . . . . .            $3,358,702,607
                                                                                                                 _______________




             Principal        SHORT-TERM
              Amount          INVESTMENTS--2.8%
            __________


                             U.S. Treasury Bills:

           $ 1,664,000         4.10%, 1/21/1999 . . . . . . . . . . . . . . . . . . . . . . . .               $       1,659,932

            14,193,000  (b)    4.32%, 2/04/1999  . . . . . . . . . . . . . . . . . . . .                             14,134,823

             6,006,000         4.32%, 2/18/1999 . . . . . . . . . . . . . . . . . . . . . . . .                       5,973,327

            11,085,000         4.35%, 3/04/1999 . . . . . . . . . . . . . . . . . . . . . . . .                      11,001,563

            57,148,000         4.37%, 3/18/1999 . . . . . . . . . . . . . . . . . . . . . . . .                      56,642,240

              597,000          4.43%, 3/25/1999 . . . . . . . . . . . . . . . . . . . . . . . .                         591,026

            7,213,000          4.47%, 4/01/1999 . . . . . . . . . . . . . . . . . . . . . . . .                       7,134,378

                                                                                                                 _______________

                              TOTAL SHORT-TERM

                                INVESTMENTS

                                (cost $97,111,975) . . . . . . . . . . . . . . . . . . . . . .                 $     97,137,289

                                                                                                                 _______________

TOTAL INVESTMENTS

  (cost $2,449,163,460). . . . . . . . . . . . . . . . . . . . . . . . . . .                    100.4%            $3,455,839,896

                                                                                               _______           _______________


LIABILITIES, LESS CASH AND
RECEIVABLES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      (.4%)         $    (15,297,717)

                                                                                               _______           _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    100.0%            $3,440,542,179
                                                                                               _______           _______________

Notes to Statement of Investments:

-----------------------------------------------------------------------------

(a) Non-income producing.

(b) Partially held by the custodian in a segregated account as collateral for open financial future positions.





  STATEMENT OF FINANCIAL FUTURES                              DECEMBER 31, 1998


                                                                            Market Value                          Unrealized
                                                                               Covered                           Appreciation

Financial Futures Purchased                                 Contracts       by Contracts        Expiration        at 12/31/98
________________________                                    ________        ____________         _________       ____________
Standard & Poor's 500. . . . . . . . . . . . . . . . . .       269           $83,759,875         March '99        $2,238,936
                                                                                                                  __________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                  Cost              Value
                                                                                              _______________   _______________
ASSETS:                          Investments in securities--See Statement of Investments . .   $2,449,163,460    $3,455,839,896

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            5,842,328

                                 Receivable for investment securities sold . . . . . . . .                           19,654,003

                                 Dividend receivable . . . . . . . . . . . . . . . . . . .                            3,483,411

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                                3,955

                                                                                                                _______________

                                                                                                                  3,484,823,593

                                                                                                                _______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              687,125

                                 Payable for investment securities purchased . . . . . . .                           42,905,183

                                 Payable for futures variation margin--Note 4(a) . . . . .                              341,330

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              347,776

                                                                                                                _______________

                                                                                                                     44,281,414

                                                                                                                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $3,440,542,179

                                                                                                                _______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $2,418,036,390

                                 Accumulated net realized gain (loss) on investments . . .                           13,590,417

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments (including $2,238,936 net unrealized
                                   appreciation on financial futures)--Note 4(b) . . . . .                        1,008,915,372

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $3,440,542,179

                                                                                                                _______________



SHARES OUTSTANDING

(200 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . .                          105,785,748


NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $32.52

                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME:                          Cash dividends (net of $214,852 foreign taxes
                                    withheld at source)  . . . . . . . . . . . . .        $  37,008,323

                                 Interest    . . . . . . . . . . . . . . . . . . .            4,703,701

                                                                                          _____________

                                        Total Income . . . . . . . . . . . . . . .                               $  41,712,024

EXPENSES:                        Investment Advisory fee--Note 3(a)  . . . . . . .       $    6,318,869

                                 Registration fees . . . . . . . . . . . . . . . .              269,222

                                 Prospectus and shareholders' reports  . . . . . .               47,856

                                 Professional fees . . . . . . . . . . . . . . . .               47,028

                                 Directors' fees and expenses--Note 3(c) . . . . .               40,773

                                 Loan commitment fees--Note 2  . . . . . . . . . .               13,566

                                 Shareholder servicing costs--Note 3(b)  . . . . .                4,938

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               25,826

                                                                                          _____________

                                        Total Expenses . . . . . . . . . . . . . .                                   6,768,078

                                                                                                                ______________


INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  34,943,946

                                                                                                                ______________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .       $    9,467,927

                                 Net realized gain (loss) on financial futures . .            7,919,564

                                                                                          _____________

                                        Net Realized Gain (Loss) . . . . . . . . .                                  17,387,491

                                                                                                                ______________

                                 Net unrealized appreciation (depreciation) on
                                    investments (including $2,260,386 net unrealized
                                    appreciation on financial futures) . . . . . .                                 593,180,285

                                                                                                                ______________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                 610,567,776

                                                                                                                ______________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $645,511,722
                                                                                                                ______________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Year Ended          Year Ended
                                                                                       December 31, 1998   December 31, 1997
                                                                                       ___________________  __________________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      34,943,946     $     22,750,609

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .          17,387,491           31,107,216

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .         593,180,285          301,610,317

                                                                                        ________________     ________________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .         645,511,722          355,468,142

                                                                                        ________________     ________________


DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (35,513,218)         (22,484,033)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .          (6,552,514)         (52,209,539)

                                                                                        ________________     ________________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (42,065,732)         (74,693,572)

                                                                                        ________________     ________________


CAPITAL STOCK TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .       1,531,271,100          968,080,279

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          42,065,732           74,693,572

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (604,913,124)        (268,834,713)

                                                                                        ________________     ________________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . . .         968,423,708          773,939,138

                                                                                        ________________     ________________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .       1,571,869,698        1,054,713,708


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,868,672,481          813,958,773

                                                                                        ________________     ________________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $3,440,542,179       $1,868,672,481

                                                                                        ________________     ________________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . .          ---        $           363,269

                                                                                        ________________     ________________


                                                                                            Shares                 Shares

                                                                                        ________________     ________________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          52,994,265           40,703,214

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . .           1,413,619            2,981,897

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (21,196,391)         (11,239,469)

                                                                                        ________________     ________________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . .          33,211,493           32,445,642
                                                                                         ________________     ________________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                              Year Ended December 31,
                                                                        _______________________________________________________

PER SHARE DATA:                                                      1998          1997        1996          1995         1994
                                                                   _______      _______      _______      _______      _______

   Net asset value, beginning of period  . . . . . . . . . .        $25.75       $20.28       $17.20       $12.94       $13.20
                                                                   _______      _______      _______      _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .37          .37          .39          .33          .32

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . . . . . .          6.85         6.26         3.43         4.39         (.21)
                                                                   _______      _______      _______      _______      _______

   Total from Investment Operations  . . . . . . . . . . . .          7.22         6.63         3.82         4.72          .11
                                                                   _______      _______      _______      _______      _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (.38)        (.37)        (.39)        (.33)        (.31)

   Dividends from net realized gain on investments . . . . .          (.07)        (.79)        (.35)        (.13)         --

   Dividends in excess of net realized gain on investments .         --            --           --           --           (.06)
                                                                   _______      _______      _______      _______      _______

   Total Distributions . . . . . . . . . . . . . . . . . . .          (.45)       (1.16)        (.74)        (.46)        (.37)
                                                                   _______      _______      _______      _______      _______

   Net asset value, end of period  . . . . . . . . . . . . .        $32.52       $25.75       $20.28       $17.20       $12.94
                                                                   _______      _______      _______      _______      _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .         28.21%       32.96%       22.54%       36.78%         .88%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . ..          .26%         .28%         .30%         .39%         .40%

   Ratio of net investment income to
       average net assets  . . . . . . . . . . . . . . . . .          1.35%        1.66%        2.24%        2.38%        2.57%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . . . . . .         --            --           --            .03%         .16%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .          2.40%        3.53%       10.92%       11.95%        2.82%

   Net Assets, end of period (000's Omitted) . . . . . . . .     $3,440,542   $1,868,672    $813,959      $312,686     $96,806

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus  Stock  Index  Fund  (the  "Fund" ) is registered under the Investment
Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation (" Dreyfus" ) serves as the Fund's manager and Mellon Equity Associates ("Mellon Equity" ), an affiliate of Dreyfus, serves as the Fund's index manager. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold without a sales charge.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  During  the  period  ended  December  31, 1998, the Fund reclassified $206,003 between accumulated net realized gain on investments and accumulated undistributed investment income-net. Net assets were not affected by this reclassification.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1998, the Fund did not borrow under the Facility.

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .245 of 1% of the value of the Fund' s average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, a monthly fee at the annual rate of .095 of 1% of the value of the Fund's average daily net assets. Dreyfus has undertaken from January 1, 1998 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the Fund's aggregate expenses (exclusive of brokerage commissions, transaction fees, commitment fees and extraordinary expenses) exceed an annual rate of .40 of 1% of the value of the Fund's average daily net assets, the Fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended December 31, 1998, there was no expense reimbursement pursuant to the Investment Advisory Agreement.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended December 31, 1998, the Fund was charged $768 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 1998 amounted to $997,059,738 and $59,438,808, respectively.

  The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 1998 are set forth in the Statement of Financial Futures.

  (B) At December 31, 1998, accumulated net unrealized appreciation on investments and financial futures was $1,008,915,372, consisting of $1,071,439,141 gross unrealized appreciation and $62,523,769 gross unrealized depreciation.

  At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

TO    THE    BOARD    OF    DIRECTORS    AND    SHAREHOLDERS    OF

DREYFUS STOCK INDEX FUND:

  In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund (the "Fund") as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the five years presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements" ) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                    PricewaterhouseCoopers LLP

New York, New York

February 8, 1999

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  For Federal tax purposes the Fund hereby designates $.022 per share as a long-term capital gain distribution of the $.114 per share paid on December 30, 1998, the Fund also designates $.0253 per share as a long-term capital gain distribution of the $.1449 per share paid on June 30, 1998.

  The Fund also designates 88.53% of the ordinary dividends paid during the fiscal year ended December 31, 1998 as qualifying for the corporate dividends received deduction.
                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS STOCK INDEX FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

INDEX FUND MANAGER

Mellon Equity Associates

2500 Grant Street

Pittsburgh, PA 15258

CUSTODIAN

Boston Safe Deposit and Trust Company

One Boston Place

Boston, MA 02109

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02904





Printed in U.S.A.                                             763AR9812

Stock

Index Fund

Annual Report

December 31, 1998